Document And Entity Information - Mar. 31, 2015 - shares	Total
Document Information [Line Items]
Entity Registrant Name	HIGHWAY HOLDINGS LTD
Entity Central Index Key	0001026785
Current Fiscal Year End Date	--03-31
Entity Filer Category	Non-accelerated Filer
Trading Symbol	HIHO
Entity Common Stock, Shares Outstanding	3,801,874
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar. 31, 2015
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2015
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes